TAXES BASED ON INCOME (Details 5) (USD $) In Millions, unless otherwise specified			12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012	Dec. 29, 2012 Revision to the presentation shown for 2013
Schedule of components of the temporary differences
Accrued expenses not currently deductible	$ 44.7	$ 80.3
Net operating losses	306.2	323.8
Tax credit carryforwards	129.2	118.0
Capital loss carryforward		6.0
Postretirement and postemployment benefits	100.8	107.9
Pension costs	95.7	146.1
Inventory reserves	8.6	12.1
Other assets	6.2	2.7
Valuation allowance	(59.0)	(69.3)
Total deferred tax assets	632.4	727.6
Depreciation and amortization	(127.8)	(166.7)
Repatriation accrual	(52.9)	(20.3)
Foreign operating loss recapture	(136.5)	(136.5)
Other liabilities	(1.8)	(3.1)
Total deferred tax liabilities	(319.0)	(326.6)
Total net deferred tax assets from continuing operations	313.4	401.0
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Decrease in net operating losses			33.4
Decrease in valuation allowance			27.9
Decrease in other liabilities			$ 5.5